ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 15,837	$ 12,251
Accrued expenses	6,064	7,005
Advances from customers	356	1,022
Taxes payable	4,923	3,091
Warranty provision	1,443	1,287
Derivatives	921	536
Phantom share based payment	32	100
Other	424	418
Accrued expenses and other liabilities	$ 30,000	$ 25,710